As filed with the Securities and Exchange Commission on March 31, 1998





                                                              File Nos. 33-49552
                                                                        811-6740

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                                 POST-EFFECTIVE
                               AMENDMENT NO. 12*
                                       AND
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 18


                          CITIFUNDS INSTITUTIONAL TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   21 MILK STREET, BOSTON, MASSACHUSETTS 02109
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

         PHILIP W. COOLIDGE, 21 MILK STREET, BOSTON, MASSACHUSETTS 02109
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                       ROGER P. JOSEPH, BINGHAM DANA LLP,
                               150 FEDERAL STREET,
                           BOSTON, MASSACHUSETTS 02110



         It is proposed that this filing will become effective on April 1, 1998, pursuant to paragraph (b) of Rule 485.


--------------------------------------------------------------------------------
* This filing relates only to shares of CitiFunds Institutional Cash Reserves.

                          CITIFUNDS INSTITUTIONAL TRUST
                     (CITIFUNDS INSTITUTIONAL CASH RESERVES)
                       REGISTRATION STATEMENT ON FORM N-1A

                              CROSS REFERENCE SHEET

N-1A
ITEM NO.        N-1A ITEM                                                    LOCATION
--------        ---------                                                    --------

PART A                                                                       PROSPECTUS
------                                                                       ----------

Item 1.         Cover Page.............................................      Cover Page
Item 2.         Synopsis...............................................      Expense Summary
Item 3.         Condensed Financial Information........................      Condensed Financial Information
Item 4.         General Description of Registrant......................      Investment Information; General
                                                                             Information; Appendix
Item 5.         Management of the Fund.................................      Management; Expenses
Item 5A.        Management's Discussion of Fund Performance............      Not Applicable
Item 6.         Capital Stock and Other Securities.....................      General Information; Voting and Other
                                                                             Rights; Purchases; Exchanges;
                                                                             Redemptions; Net Income and
                                                                             Distributions; Tax Matters
Item 7.        Purchase of Securities Being Offered...................       Purchases; Exchanges; Redemptions
Item 8.        Redemption or Repurchase...............................       Purchases; Exchanges; Redemptions
Item 9.        Pending Legal Proceedings..............................       Not Applicable

                                                                             STATEMENT OF
                                                                             ADDITIONAL
PART B                                                                       INFORMATION
------                                                                       -----------

Item 10.       Cover Page.............................................       Cover Page
Item 11.       Table of Contents......................................       Cover Page
Item 12.       General Information and History........................       The Fund
Item 13.       Investment Objectives and Policies.....................       Investment Objective, Policies and
                                                                             Restrictions
Item 14.       Management of the Fund.................................       Management
Item 15.       Control Persons and Principal Holders of Securities....       Management
Item 16.       Investment Advisory and Other Services.................       Management
Item 17.       Brokerage Allocation and Other Practices...............       Portfolio Transactions
Item 18.       Capital Stock and Other Securities.....................       Description of Shares, Voting Rights and
                                                                             Liabilities
Item 19.       Purchase, Redemption and Pricing of Securities
               Being Offered..........................................       Description of Shares, Voting Rights and
                                                                             Liabilities; Determination of Net Asset
                                                                             Value
Item 20.       Tax Status.............................................       Certain Additional Tax Matters
Item 21.       Underwriters...........................................       Management
Item 22.       Calculation of Performance Data........................       Performance Information
Item 23.       Financial Statements...................................       Independent Accountants and Financial
                                                                             Statements

PART C         Information required to be included in Part C is set forth
------         under the appropriate Item, so numbered, in Part C to this
               Registration Statement.

                                EXPLANATORY NOTE


         This Post-Effective Amendment (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") is being filed with respect to CitiFunds Institutional Cash Reserves (the "Fund"), a series of the Registrant, pursuant to the Registrant's undertaking to file a post-effective amendment, using financials which need not be certified, within four to six months following the date the shares of the Fund were sold to the public or operations otherwise began. The Amendment is being filed to include
(i) a supplement to the Registrant's Prospectus for the Fund containing unaudited financial statements for the Fund, and (ii) a supplement to the Registrant's Statement of Additional Information for the Fund containing unaudited financial statements for the Fund. As a result, the Amendment does not otherwise affect the Registrant's currently effective Prospectus and Statement of Additional Information for the Fund, both of which are hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

      SUPPLEMENT DATED APRIL 1, 1998 TO PROSPECTUS DATED SEPTEMBER 30, 1997

                     CITIFUNDS(sm) INSTITUTIONAL CASH RESERVES


The date of the Prospectus shall now be April 1, 1998.

The following new section should precede the "Investment Information" section on page 4 of the Prospectus:

CONDENSED FINANCIAL INFORMATION

The following table provides condensed financial information about the Fund for the period indicated. The information below should be read in conjunction with the unaudited financial statements of the Fund, which accompany the Statement of Additional Information.

CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS (UNAUDITED)



                                                                  For the Period
                                                                October 17, 1997
                                                    (Commencement of Operations)
                                                            to February 28, 1998


--------------------------------------------------------------------------------
Net Asset Value, beginning of period                                 $1.00000
Net investment income                                                 0.02011
Less dividends from net investment income                            (0.02011)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                       $1.00000
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                            $435,977
Ratio of expenses to average net assets*                                 0.25%
Ratio of net investment income to average net assets                     5.67%
Total return                                                             2.03%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly the ratios and net investment income per share would have been as follows:

Net investment income per share                                      $0.01979
RATIOS:
Expenses to average net assets                                           0.42%*
Net investment income to average net assets                              5.50%*
--------------------------------------------------------------------------------

*    Annualized
**   Not annualized
See notes to financial statements

      SUPPLEMENT DATED APRIL 1, 1998 TO STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 30, 1997


                     CITIFUNDS(sm) INSTITUTIONAL CASH RESERVES


The date of the Statement of Additional Information shall now be April 1, 1998.

The second paragraph of the "Independent Accountants and Financial Statements" section on page 12 of the Statement of Additional Information is hereby amended in its entirety to read as follows:

         The unaudited financial statements of the Fund (Portfolio of Investments at February 28, 1998, Statement of Assets and Liabilities at February 28, 1998, Statement of Operations for the period from October 17, 1997 (commencement of operations) to February 28, 1998, Statement of Changes in Net Assets for the period from October 17, 1997 (commencement of operations) to February 28, 1998 and Financial Highlights for the period from October 17, 1997 (commencement of operations) to February 28, 1998) accompany this Statement of Additional Information.

CITIFUNDS INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS
(Unaudited)                                                    FEBRUARY 28, 1998

                                         PRINCIPAL
                                          AMOUNT
ISSUER                                (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (YANKEE) -- 15.6%
--------------------------------------------------------------------------------
Bank of Nova Scotia
   5.79% due 3/16/98                     $10,000               $10,000,000
Bank of Tokyo Mitsubishi
   6.00% due 5/18/98                      12,000                12,000,000
CIBC
   5.52% due 6/01/98                      11,000                11,000,000
Commerzbank AG
   5.52% due 6/17/98                      12,000                12,000,000
Deutsche Bank AG
   5.50% due 4/15/98                       9,000                 9,000,000
Societe Generale Bank
   5.75% due 3/31/98                       9,000                 9,000,000
Swiss Bank
   6.02% due 6/12/98                       5,000                 5,003,736
                                                                ----------
                                                                68,003,736
                                                                ----------
COMMERCIAL PAPER -- 29.6%
--------------------------------------------------------------------------------
Associates Corp.
   of North America
   5.70% due 3/31/98                       8,000                 7,963,267
Bankers Trust N.Y
   5.38% due 6/26/98                      10,000                 9,826,644
Barton Capital Corp.
   5.50% due 4/20/98                       5,575                 5,533,265
Bear Steams Inc.
   5.50% due 5/29/98                      12,000                11,838,667
E I du Pont de
   Nemours & Co.
   5.55% due 3/06/98                      10,000                 9,993,833
Edison Asset
   Securitization
   5.50% due 4/14/98                      10,097                10,030,668
General Electric
   Capital Corp.
   5.45% due 6/01/98                      12,000                11,834,683
Goldman Sachs
   Group L.P.
   5.45% due 5/15/98                      10,000                 9,887,972
Grand Metropolitan
   Capital Corp.
   5.61% due 4/15/98                       5,000                 4,965,717
Merrill Lynch &
   Co. Inc.
   5.48% due 6/30/98                      12,000                11,780,800
Pooled Accounts
   Receivable Capital
   Corp
   5.53% due 3/16/98                       2,294                 2,289,067
   5.47% due 3/18/98                       9,188                 9,165,663
Twin Towers Inc.
   5.53% due 3/16/98                      12,000                11,974,193
Zeneca Wilmington Co.
   5.43% due 4/14/98                      12,000                11,922,170
                                                               -----------
                                                               129,006,609
                                                               -----------

DISCOUNT NOTE U.S. AGENCY -- 20.7%
--------------------------------------------------------------------------------
Student Loan Marketing
   Association
   5.59% due 3/02/98                      90,000                90,000,000
                                                               -----------

FLOATING RATE NOTES -- 10.8%
--------------------------------------------------------------------------------
Morgan Guaranty
   Trust Co.
   5.77% due 3/23/98                       9,000                 9,000,052
Steers
   5.625% due 11/10/98                    10,000                 9,998,654
Strategic Money
   Market Trust
   5.625% due 3/05/99                     12,000                12,000,000
Strats Trust
   5.639% due 12/15/98                    10,000                10,000,000
Triangle Funding Ltd.
   5.592% due 11/16/98                     6,000                 6,000,000
                                                               -----------
                                                                46,998,706
                                                               -----------

TIME DEPOSIT -- 12.0%
--------------------------------------------------------------------------------
Chase Manhattan Bank
   5.44% due 3/02/98                      21,000                21,000,000
Svenska Handelsbanken
   Grand Cayman
   5.406% due 3/02/98                     16,491                16,491,000
Westdeutsche Landesbank
   5.44% due 3/02/98                      15,000                15,000,000
                                                               -----------
                                                                52,491,000
                                                               -----------

CITIFUNDS INSTITUTIONAL CASH RESERVES
PORTFOLIO OF INVESTMENTS
(Unaudited)                                                    FEBRUARY 28, 1998

                                         PRINCIPAL
                                          AMOUNT
ISSUER                                (000'S OMITTED)             VALUE
--------------------------------------------------------------------------------

UNITED STATES
GOVERNMENT AGENCY -- 8.0%
--------------------------------------------------------------------------------
Federal Home Loan
   Mortgage Discount
   Notes
   5.61% due 3/02/98                      $35,000             $ 35,000,000
                                                             -------------

REPURCHASE AGREEMENTS -- 3.4%
--------------------------------------------------------------------------------
CIBC/Wood Gundy
   Repurchase Agreement
   5.62% ue 3/02/98
   (collateralized by $7,996,000
   U.S. Treasury Bond
   8.125% due 5/15/21,
   valued at $10,094,950
   and $5,000,000
   U.S. Treasury Bond
   6.25% due 8/15/23,
   valued at $5,157,813)                                        15,000,000
                                                             -------------




ISSUER                                                             VALUE
--------------------------------------------------------------------------------
Total Investments at
   Amortized Cost                                 100.1%      $436,500,051
Other Assets,
   Less Liabilities                                (0.1)          (523,087)
                                                             -------------
Net Assets                                        100.0%      $435,976,964
                                                             =============

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF ASSETS AND LIABILITIES
FOR THE PERIOD FEBRUARY 28, 1998 (Unaudited)
================================================================================

ASSETS:
Investment, at amortized cost (Note 1A)                             $436,500,051
Cash                                                                         647
Interest receivable                                                      860,149
--------------------------------------------------------------------------------
   Total assets                                                      437,360,847
--------------------------------------------------------------------------------
LIABILITIES:
Dividends payable                                                      1,196,227
Payable to affiliate:
    Management fees (Note 3)                                              31,317
Accrued expenses and other liabilities                                   156,339
--------------------------------------------------------------------------------
   Total liabilities                                                   1,383,883
--------------------------------------------------------------------------------
NET ASSETS for 435,976,964 shares of beneficial
   interest outstanding                                             $435,976,964
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
Paid-in capital                                                     $435,976,964
--------------------------------------------------------------------------------
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE            $1.00
--------------------------------------------------------------------------------


CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 17, 1997* TO FEBRUARY 28, 1998 (Unaudited)
================================================================================
INVESTMENT INCOME (Note 1B)                                           $5,021,112
EXPENSES:
Management fees (Note 3)                                 $127,046
Registration fees                                          88,709
Custodian fees                                             55,746
Distribution fees (Note 4)                                 42,349
Auditing fees                                              11,364
Shareholder reports                                         9,998
Legal fees                                                  6,800
Transfer agent fees                                         5,500
Trustee fees                                                3,107
Miscellaneous                                               7,886
--------------------------------------------------------------------------------
    Total expenses                                        358,505
--------------------------------------------------------------------------------
    Less aggregate amount waived by the Manager
      and Distributor (Notes 3 and 4)                    (138,077)
    Less fees paid indirectly (Note 1E)                        (9)
--------------------------------------------------------------------------------
      Net expenses                                                       220,419
--------------------------------------------------------------------------------
      Net investment income                                           $4,800,693
--------------------------------------------------------------------------------
* Commencement of operations

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
STATEMENT OF CHANGES IN NET ASSETS
                                                                    PERIOD
                                                               OCTOBER 17, 1997*
                                                                      TO
                                                               FEBRUARY 28, 1998
                                                                  (Unaudited)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income, declared as dividends to
   shareholders (Note 2)                                          $ 4,800,693
--------------------------------------------------------------------------------
TRANSACTIONS  IN SHARES OF BENEFICIAL  INTEREST AT
NET ASSETS VALUE OF $1.00 PER SHARE (Note 5):
Net proceeds from sale of shares                                1,277,821,048
Cost of shares repurchased                                       (841,844,084)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                        435,976,964
NET ASSETS:
Beginning of period                                                        --
--------------------------------------------------------------------------------
End of period                                                   $ 435,976,964
--------------------------------------------------------------------------------



CITIFUNDS INSTITUTIONAL CASH RESERVES
FINANCIAL HIGHLIGHTS
                                                                    PERIOD
                                                             OCTOBER 17, 1997***
                                                                      TO
                                                              FEBRUARY 28, 1998
                                                                  (Unaudited)
================================================================================
Net Asset Value, beginning of period                                 $1.00000
Net investment income                                                 0.02011
Less dividends from net investment income                            (0.02011)
--------------------------------------------------------------------------------
Net Asset Value, end of period                                       $1.00000
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period (000's omitted)                            $435,977
Ratio of expenses to average net assets                                 0.25%*
Ratio of net investment income to average net assets                    5.67%*
Total return                                                            2.03%**

Note: If agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund for the period indicated and the expenses were not reduced for the fees paid indirectly the ratios and net investment income per share would have been as follows:

Net investment income per share                                      $0.01979
RATIOS:
Expenses to average net assets                                          0.42%*
Net investment income to average net assets                             5.50%*

   *Annualized
  **Not annualized
 ***Commencement of operations

See notes to financial statements

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES CitiFunds Institutional Cash Reserves (the "Fund") is a separate non-diversified series of CitiFunds Institutional Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Manager of the Fund is Citibank, N.A. ("Citibank"). CFBDS, Inc. ("CFBDS") acts as the Fund's Sub-Administrator and Distributor.

   The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
   A. VALUATION OF INVESTMENTS Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. This method involves valuing a Fund security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.
   B. INTEREST INCOME AND EXPENSES Interest income consists of interest accrued and discount earned (including both original issue and market discount) on the investments of the Fund, accrued ratably to the date of maturity, plus or minus net realized gain or loss, if any, on investments. Expenses of the Fund are accrued daily.
   C. FEDERAL TAXES The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary.
   D. EXPENSES The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and CFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.
   E. FEES PAID INDIRECTLY The Fund's custodian bank calculates its fees based on the Fund's average daily net assets. The fee is reduced according to a fee arrangement, which provides for custody fees to be reduced based on a formula developed to measure the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.
   F. REPURCHASE AGREEMENTS It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securi-

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (Unaudited)

ties held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   G. OTHER -- Purchases, and maturities and sales of money market instruments are accounted for on the date of the transaction.

2. DIVIDENDS The net income of the Fund is determined once daily, as of 4:00 pm, Eastern standard time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash on or prior to the last business day of the month.

3. MANAGEMENT FEES Citibank is responsible for overall management of the Funds' business affairs, and has a separate Management Agreement with each of the Funds. Citibank also provides certain administrative services to the Funds. These administrative services include providing general office facilities and supervising the overall administration of the Funds. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS.
   The management fees paid to Citibank, as compensation for overall investment management services amounted to $127,046, of which $95,728 was voluntarily waived for the period ended February 28, 1998. The management fees are computed at an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION FEES The Fund has adopted a Service Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund pays fees for distribution, sales marketing and shareholder services at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distribution fee amounted to $42,349 all of which was voluntarily waived for the period ended February 28, 1998.

5. SHARES OF BENEFICIAL INTEREST The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

6. INVESTMENT TRANSACTIONS Purchases, and maturities and sales of money market instruments aggregated $4,486,974,203 and $4,050,474,151, respectively, for the period ended February 28, 1998.

CITIFUNDS INSTITUTIONAL CASH RESERVES
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

7. FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES The cost of investment securities owned at February 28, 1998, for federal income tax purposes, amounted to $436,500,051.

8. LINE OF CREDIT The Fund, along with other CitiFunds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $60 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period ended February 28, 1998, the commitment fee allocated to the Fund was $211. Since the line of credit was established, there have been no borrowings.

                                     PART C


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.
--------  ----------------------------------

(a)      FINANCIAL STATEMENTS INCLUDED IN PART A:
         Condensed Financial Information - Financial Highlights of CitiFunds Institutional Cash Reserves (for the period from October 17, 1997 (commencement of operations) to February 28, 1998).

         FINANCIAL STATEMENTS INCLUDED IN PART B:
         CitiFunds Institutional Cash Reserves
                  Portfolio of Investments at February 28, 1998
                  Statement of Assets and Liabilities at February 28, 1998 Statement of Operations for the period from October 17, 1997
                     (commencement of operations) to February 28, 1998
                  Statement of Changes in Net Assets for the period from October
                     17, 1997 (commencement of operations) to February 28, 1998
                  Financial Highlights for the period from October 17, 1997
                     (commencement of operations) to February 28, 1998


(b)      Exhibits

                  *  1(a)           Declaration of Trust of the Registrant

         *, **, ***  1(b)           Amendments to Declaration of Trust of the
                                        Registrant
          and filed
           herewith
                  *  2(a)           Amended and Restated By-Laws of the
                                    Registrant

          * and ***  2(b)           Amendments to Amended and Restated By-Laws
                                    of the Registrant

               ****  4              Form of Certificate representing ownership
                                    of a share of beneficial interest of
                                    the Registrant

                ***  5              Management Agreement between the Registrant,
                                    with respect to CitiFunds
                                    Institutional Cash Reserves (the "Fund"), and Citibank, N.A., as investment manager and administrator

                ***  6              Distribution Agreement between the
                                    Registrant, with respect to the Fund, and CFBDS, Inc. (formerly known as The Landmark
                                    Funds Broker-Dealer Services, Inc.)
                                    ("CFBDS"), as distributor

                  *  8              Custodian Contract between the Registrant
                                    and State Street Bank and Trust
                                    Company ("State Street"), as custodian

                ***  9(a)           Sub-Administrative Services Agreement
                                    between Citibank, N.A. and CFBDS with
                                    respect to the Fund

                  *  9(b)           Transfer Agency and Servicing Agreement
                                    between the Registrant and State
                                    Street, as transfer agent for the Fund

              *****  10             Opinion and Consent of Counsel with respect
                                    to the Fund

                ***  15             Service Plan of the Registrant with respect
                                    to the Fund

                     25             Powers of Attorney for the Registrant

                     27             Financial Data Schedule

---------------------
* Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on August 28, 1996 and to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on August 28, 1996

** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on October 1, 1996 and to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on October 1, 1996

*** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on September 25, 1997 and to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on September 25, 1997

**** Information defining the rights of shareholders is contained in the Registrant's Declaration of Trust, as amended, incorporated herein by reference

***** Incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-49552) as filed with the Securities and Exchange Commission on July 17, 1997 and to the Registrant's Registration Statement on Form N-1A (File No. 33-49554) as filed with the Securities and Exchange Commission on July 17, 1997


ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
--------  --------------------------------------------------------------

Not applicable.


ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.
--------  --------------------------------

             TITLE OF CLASS                     NUMBER OF RECORD HOLDERS
             --------------                     ------------------------
      Shares of Beneficial Interest               As of March 12, 1998
          ($0.00001 par value)

  CitiFunds Institutional Cash Reserves                     1


ITEM 27.  INDEMNIFICATION.
--------  ----------------

         Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to the Registrant's Registration Statement on Form N-1A; (b) Section 6 of the Distribution Agreement between the Registrant and CFBDS, filed as an Exhibit to the Registrant's Registration Statement on Form N-1A; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

         The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
--------  -----------------------------------------------------

         Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): Asset Allocation Portfolios (Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio and Short-Term Portfolio), The Premium Portfolios (Growth & Income Portfolio, Balanced Portfolio, Large Cap Growth Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Growth Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves

Portfolio, Cash Reserves Portfolio, CitiFundsSM Multi-State Tax Free Trust (CitiFundsSM New York Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves and CitiFundsSM California Tax Free Reserves), CitiFundsSM Tax Free Income Trust (CitiFundsSM National Tax Free Income Portfolio and CitiFundsSM New York Tax Free Income Portfolio), CitiFundsSM Fixed Income Trust ( CitiFundsSM Intermediate Income Portfolio) and Variable Annuity Portfolios (CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500 and CitiFundsSM Small Cap Growth VIP Portfolio). Citibank and its affiliates manage assets in excess of $88 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

         John S. Reed is the Chairman of the Board and a Director of Citibank. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins and William R. Rhodes. Other Directors of Citibank are D. Wayne Calloway, former Chairman and Chief Executive Officer, PepsiCo, Inc.; John M. Deutch, Institute Professor, Massachusetts Institute of Technology; Reuben Mark, Chairman and Chief Executive Officer, Colgate-Palmolive Company; Richard D. Parsons, President, Time Warner, Inc.; Rozanne L. Ridgway, Former Assistant Secretary of State for Europe and Canada; Robert B. Shapiro, Chairman, President and Chief Executive Officer, Monsanto Company; Frank A. Shrontz, Chairman Emeritus, The Boeing Company; and Franklin A. Thomas, former President, The Ford Foundation.

         Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway      Director, Exxon Corporation
                       Director, General Electric Company
                       Retired Chairman and Chief Executive Officer and
                         Director, PepsiCo, Inc.

Paul J. Collins        Director, Kimberly-Clark Corporation

John M. Deutch         Director, Ariad Pharmaceuticals, Inc.
                       Director, CMS Energy
                       Director, Palomar Medical Technologies, Inc.
                       Director, Cummins Engine Company, Inc.
                       Director, Schlumberger, Ltd.

Reuben Mark            Director, Chairman and Chief Executive Officer
                         Colgate-Palmolive Company
                       Director, New York Stock Exchange
                       Director, Time Warner, Inc.
                       Non-Executive Director, Pearson, PLC

Richard D. Parsons     Director, Federal National Mortgage Association
                       Director, Philip Morris Companies Incorporated
                       Member, Board of Representatives, Time Warner
                         Entertainment Company, L.P.
                       Director and President, Time Warner, Inc.

John S. Reed           Director, Monsanto Company
                       Director, Philip Morris Companies
                         Incorporated
                       Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes      Director, Private Export Funding
                         Corporation

Rozanne L. Ridgway     Director, 3M
                       Director, Bell Atlantic Corporation
                       Director, Boeing Company
                       Director, Emerson Electric Company
                       Member-International Advisory Board,
                         New Perspective Fund, Inc.
                       Director, RJR Nabisco, Inc.
                       Director, Sara Lee Corporation
                       Director, Union Carbide Corporation

Robert B. Shapiro      Director, Chairman and Chief Executive
                         Officer,   Monsanto Company
                       Director, Silicon Graphics

Frank A. Shrontz       Director, 3M
                       Director, Baseball of Seattle, Inc.
                       Director and Chairman Emeritus, Boeing Company
                       Director, Boise Cascade Corp.
                       Director, Chevron Corporation

Franklin A. Thomas     Director, Aluminum Company of America
                       Director, Cummins Engine Company, Inc.
                       Director, Lucent Technologies
                       Director, PepsiCo, Inc.



ITEM 29.  PRINCIPAL UNDERWRITERS.
--------  -----------------------

         (a) CFBDS, the Registrant's Distributor, is also the distributor for CitiFundsSM International Growth & Income Portfolio, CitiFundsSM International Equity Portfolio, CitiFundsSM Emerging Asian Markets Equity Portfolio, CitiFundsSM U.S. Treasury Reserves, CitiFundsSM Cash Reserves, CitiFundsSM Premium U.S. Treasury Reserves, CitiFundsSM Premium Liquid Reserves, CitiFundsSM Institutional U.S. Treasury Reserves, CitiFundsSM Institutional Liquid Reserves, CitiFundsSM Tax Free Reserves, CitiFundsSM Institutional Tax Free Reserves, CitiFundsSM California Tax Free Reserves, CitiFundsSM Connecticut Tax Free Reserves, CitiFundsSM New York Tax Free Reserves, CitiFundsSM Balanced Portfolio, CitiFundsSM Small Cap Value Portfolio, CitiFundsSM Growth & Income Portfolio, CitiFundsSM Large Cap Growth Portfolio, CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM National Tax Free Income Portfolio, CitiFundsSM New York Tax Free Income Portfolio, CitiFundsSM Intermediate Income Portfolio, CitiFundsSM Short-Term U.S. Government Income Portfolio, CitiSelect(R) VIP Folio 200, CitiSelect(R) VIP Folio 300, CitiSelect(R) VIP Folio 400, CitiSelect(R) VIP Folio 500, CitiFundsSM Small Cap Growth VIP Portfolio, CitiSelect(R) Folio 200, CitiSelect(R) Folio 300, CitiSelect(R) Folio 400, and CitiSelect(R) Folio 500. CFBDS is also the placement agent for Large Cap Value Portfolio, Small Cap Value Portfolio, International Portfolio, Foreign Bond Portfolio, Intermediate Income Portfolio, Short-Term Portfolio, Growth & Income Portfolio, Large Cap Growth Portfolio, Small Cap Growth Portfolio, International Equity Portfolio, Balanced Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio and U.S.
Treasury Reserves Portfolio.

         (b) The information required by this Item 29 with respect to each director and officer of CFBDS is incorporated by reference to Schedule A of Form BD filed by CFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

         (c)      Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.
--------  ---------------------------------

         The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

NAME                                               ADDRESS

CFBDS, Inc.                                        21 Milk Street, 5th Floor
(distributor)                                      Boston, MA 02109

State Street Bank and Trust Company                1776 Heritage Drive
(custodian and transfer agent)                     North Quincy, MA 02171

Citibank, N.A.                                     153 East 53rd Street
(investment manager and administrator)             New York, NY 10043



Item 31.  MANAGEMENT SERVICES.
--------  --------------------

           Not applicable.


Item 32.  UNDERTAKINGS.
--------  -------------

         (a)      Not applicable.

         (b) The Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Trust's Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares, and in connection therewith to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communication.

         (c) The Registrant undertakes to furnish to each person to whom a prospectus of CitiFunds Institutional Cash Reserves is delivered with a copy of the Fund's latest Annual Report to Shareholders, upon request without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 30th day of March, 1998.

                           CITIFUNDS INSTITUTIONAL TRUST

                           By:      Philip W. Coolidge
                                    -----------------------------
                                    Philip W. Coolidge, President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on March 30, 1998.

         SIGNATURE                 TITLE

         Philip W. Coolidge        President, Principal Executive Officer
         --------------------      and Trustee
         Philip W. Coolidge

         John R. Elder             Principal Accounting and Financial Officer
         --------------------
         John R. Elder

         Riley C. Gilley*          Trustee
         --------------------
         Riley C. Gilley

         Diana R. Harrington*      Trustee
         --------------------
         Diana R. Harrington

         Susan B. Kerley*          Trustee
         --------------------
         Susan B. Kerley

    *By: Philip W. Coolidge
         --------------------
         Philip W. Coolidge

         Executed by Philip W.
         Coolidge on behalf of
         those indicated
         pursuant to Powers of
         Attorney.

                                  EXHIBIT INDEX



      Exhibit
      NO.:               DESCRIPTION:
      -------            ------------

      1(b)               Amendments to Declaration of Trust of the Registrant
      25                 Powers of Attorney for the Registrant
      27                 Financial Data Schedule